SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Fair value (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Fair value
Subtotal	¥ 231		¥ 1,788
Impairment charge of intangible assets	166		170
Goodwill, Impairment Loss	4	$ 1
Property and equipment, impairment loss	52		218
Long-term investment, impairment loss	66		27
Operating lease right-of-use assets, impairment loss	228		76
Convertible Debt
Fair value
Long-term bank borrowings, current portion	3,537
Carrying amounts of convertible senior notes	3,537		3,463	¥ 6,186
Fair value of convertible senior notes	3,768		4,283	¥ 6,681
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair value
Subtotal	231		1,788
Employee benefit plan assets	17		13
Recurring basis | Significant Unobservable Inputs (Level 3)
Fair value
Available-for-sale debt securities	281		296
Non-recurring basis
Fair value
Property and equipment	70		38
Operating lease right-of-use assets	309		336
Intangible assets	236		388
Long-term investments	113		11
Non-recurring basis | Significant Other Observable Inputs (Level 2)
Fair value
Property and equipment	70
Operating lease right-of-use assets	309
Intangible assets	236
Long-term investments	¥ 113
Non-recurring basis | Significant Unobservable Inputs (Level 3)
Fair value
Property and equipment			38
Operating lease right-of-use assets			336
Intangible assets			388
Long-term investments			¥ 11
Revenue growth rate | Minimum
Fair value
Measurement input	0.01		0.01	0.01
Revenue growth rate | Maximum
Fair value
Measurement input	0.04		0.04	0.04
Royalty saving rate | Minimum
Fair value
Measurement input	0.015		0.015	0.015
Royalty saving rate | Maximum
Fair value
Measurement input	0.03		0.03	0.03
Discount rate | Minimum
Fair value
Measurement input	0.0911		0.0911	0.0911
Discount rate | Maximum
Fair value
Measurement input	0.12		0.12	0.12